Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2024 SGD ($)
Product Information [Line Items]
Net loss	$ 1,730,216	$ 2,363,815	$ 1,796,344
Current liabilities exceeded current assets	3,476,795			$ 4,749,996
Accumulated deficit	$ 4,937,503		4,325,718	6,745,614
Working capital			$ 910,000	$ 730,000
Working capital percentage	115.30%		81.70%	115.30%
Working capital surplus			$ 4,970,000	$ 4,750,000
Deferred offering cost	$ 678,724		175,575	927,273
Impairment of long-lived assets		$ 0	$ 0
Insured amount				$ 100,000
Exchange rate from S$ into US$	0.73196			0.73196
Antidilutive securities | shares	0	0	0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	40.00%	40.00%	58.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage	17.10%	17.10%	18.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk percentage	18.20%	18.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Product Information [Line Items]
Concentration risk percentage	11.10%	11.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	68.50%	68.50%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage	29.40%	29.40%	44.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Product Information [Line Items]
Concentration risk percentage
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk percentage			63.80%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentration risk percentage			6.20%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor D [Member]
Product Information [Line Items]
Concentration risk percentage	63.80%	63.80%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor E [Member]
Product Information [Line Items]
Concentration risk percentage	11.30%	11.30%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk percentage			98.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentration risk percentage			0.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor D [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor E [Member]
Product Information [Line Items]
Concentration risk percentage	11.10%	11.10%